Employee Information - Summary of Employee Movements (Detail) - Employee	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Information About Employees [line items]
Number of employees	100,824	99,417
Employees who have left the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	7,839	11,078
Employees who have joined the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	9,246	15,136
Temporary employee [member]
Disclosure of Information About Employees [line items]
Number of employees	609	582